Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,946,011.00
Previously Paid Amount	1,758.45
Total Fee Amount	1,787.84
Total Offset Amount	0.00
Net Fee	$ 29.39
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A